Income taxes - Schedule of Valuation Allowance Associated with the Deferred Tax Assets (Detail) - Predecessor - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Valuation Allowance [Line Items]
Beginning balance	$ 11,534	$ 10,059
Additions	4,400	1,475
Ending balance	$ 15,934	$ 11,534